Income Taxes (Tables)	9 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of the income tax provision are as follows:

(in thousands)	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014
Current tax expense:
Federal	$—	$—
State	—	—

Total	—	—
Deferred tax expense:
Federal	11,813	15,847
State	2,192	2,940

Total	14,005	18,787

Total income tax expense	$14,005	$18,787